Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
InfraCap MLP ETF | InfraCap MLP ETF
Risk/Return:
Trading Symbol	AMZA
InfraCap REIT Preferred ETF | InfraCap REIT Preferred ETF
Risk/Return:
Trading Symbol	PFFR
iSectors(R) Post-MPT Growth ETF | iSectors(R) Post-MPT Growth ETF
Risk/Return:
Trading Symbol	PMPT
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF
Risk/Return:
Trading Symbol	BBP
Virtus LifeSci Biotech Clinical Trials ETF | Virtus LifeSci Biotech Clinical Trials ETF
Risk/Return:
Trading Symbol	BBC
Virtus Cumberland Municipal Bond ETF | Virtus Cumberland Municipal Bond ETF
Risk/Return:
Trading Symbol	CUMB
Virtus Glovista Emerging Markets ETF | Virtus Glovista Emerging Markets ETF
Risk/Return:
Trading Symbol	EMEM
Virtus Newfleet Multi-Sector Unconstrained Bond ETF | Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Risk/Return:
Trading Symbol	NFLT
Virtus WMC Global Factor Opportunities ETF | Virtus WMC Global Factor Opportunities ETF
Risk/Return:
Trading Symbol	VGFO